Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ¥ / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Total assets percentage	98.20%	98.20%		91.60%
Total liabilities percentage	94.60%	94.60%		116.20%
Amortized cost of sales (in Dollars)	$ 10,617		$ 11,978
Accrued impairment (in Dollars)	21
Exception of equity rates | (per share)		¥ 6.9646		$ 1
Average translation rates | (per share)		6.9283	$ 1
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exception of equity rates | ¥ / shares		¥ 7.2513
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exception of equity rates | $ / shares				$ 1
Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deposit at financial institutions (in Dollars)	$ 152,066
Purchases [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	33.00%
Accounts Payable One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	22.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	22.00%		27.00%
Purchases Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	26.00%		18.00%
Purchases Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	23.00%		17.00%
Purchases [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			29.00%
Purchase Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			17.00%
Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	37.00%		30.00%
Accounts Payable Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	13.00%		17.00%
Accounts Payable Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%		10.00%
Accounts Payable One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			22.00%
Variable Interest Entity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues percentage	100.00%	100.00%	100.00%
RMB [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Average translation rates | (per share)		¥ 6.4835	$ 1
Other Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	20.00%		22.00%
Customer One [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	19.00%		20.00%
Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	16.00%		19.00%
Customer Two [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	17.00%		18.00%
Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	19.00%		11.00%
Customer Three [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	13.00%		18.00%
Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	13.00%		10.00%